Investments in associates (Tables)	6 Months Ended
Jun. 30, 2025
Investments accounted for using equity method [abstract]
Summarized Financial Information to Carrying Amount of Company's Interests in Material Associates
A reconciliation of the summarized financial information to the carrying amount of the company’s interests in material associates is as follows:

	2025		2024
Million US dollar	Castel	Anadolu Efes	Castel	Anadolu Efes

Balance at 1 January	3 125	214	3 482	164
Effect of movements in foreign exchange	347	(99)	(90)	(17)
Dividends received	(72)	(5)	(94)	(10)
Share of results of associates	59	(1)	57	22
Exceptional share of results of associates	-	9	-	104
Balance at 30 June	3 459	118	3 355	263